FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Letter of credit outstanding amount	$ 47,000,000	$ 106,000,000
Financial assets	3,056,000,000	2,134,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,975,000,000.000
Non-recourse borrowings	510,000,000	789,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	500,000,000
Non-recourse borrowings	0	0
Marketable securities
Disclosure of detailed information about borrowings [line items]
Financial assets	173,000,000	$ 85,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on Equity	17,000,000
Impact of 10 Percent Change in Value of Investments on Profit Loss	13,000,000
Impact of 10% change in value of investments on Comprehensive Income	$ 4,000,000